Basis of presentation - principal exchange rates (Details)	12 Months Ended
	Dec. 31, 2019 $ / €	Dec. 31, 2019 $ / € R$ / €	Dec. 31, 2019 $ / € $ / €	Dec. 31, 2019 $ / € ¥ / €	Dec. 31, 2019 $ / € zł / €	Dec. 31, 2019 $ / € £ / €	Dec. 31, 2019 $ / € SFr / €	Dec. 31, 2019 $ / € $ / €	Dec. 31, 2018 $ / €	Dec. 31, 2018 $ / € R$ / €	Dec. 31, 2018 $ / € $ / €	Dec. 31, 2018 $ / € ¥ / €	Dec. 31, 2018 $ / € zł / €	Dec. 31, 2018 $ / € £ / €	Dec. 31, 2018 $ / € $ / €	Dec. 31, 2018 $ / € SFr / €	Dec. 31, 2018 $ / € $ / €	Dec. 31, 2017 $ / €	Dec. 31, 2017 $ / € R$ / €	Dec. 31, 2017 $ / € $ / €	Dec. 31, 2017 $ / € ¥ / €	Dec. 31, 2017 $ / € zł / €	Dec. 31, 2017 $ / € £ / €	Dec. 31, 2017 $ / € $ / €	Dec. 31, 2017 $ / € SFr / €	Dec. 31, 2017 $ / € $ / €	Dec. 31, 2019 R$ / €	Dec. 31, 2019 $ / €	Dec. 31, 2019 ¥ / €	Dec. 31, 2019 zł / €	Dec. 31, 2019 £ / €	Dec. 31, 2019 $ / €	Dec. 31, 2019 SFr / €	Dec. 31, 2019 $ / €	Dec. 31, 2018 R$ / €	Dec. 31, 2018 $ / €	Dec. 31, 2018 ¥ / €	Dec. 31, 2018 zł / €	Dec. 31, 2018 £ / €	Dec. 31, 2018 $ / €	Dec. 31, 2018 SFr / €	Dec. 31, 2018 $ / €	Dec. 31, 2017 R$ / €	Dec. 31, 2017 $ / €	Dec. 31, 2017 ¥ / €	Dec. 31, 2017 zł / €	Dec. 31, 2017 £ / €	Dec. 31, 2017 $ / €	Dec. 31, 2017 SFr / €	Dec. 31, 2017 $ / €
Corporate Information And Statement Of IFRS Compliance [Abstract]
Average foreign exchange rate	1.485	4.413	21.557	7.735	4.298	0.878	1.112	1.119	1.529	4.308	22.705	7.808	4.261	0.885	43.074	1.155	1.181	1.465	3.605	21.329	7.629	4.257	0.877	18.683	1.112	1.130
Closing foreign exchange rate	1.460	1.460	1.460	1.460	1.460	1.460	1.460	1.460	1.561	1.561	1.561	1.561	1.561	1.561	1.561	1.561	1.561	1.504	1.504	1.504	1.504	1.504	1.504	1.504	1.504	1.504	4.516	21.220	7.821	4.257	0.851	67.258	1.085	1.123	4.444	22.492	7.875	4.301	0.895	43.074	1.127	1.145	3.973	23.661	7.804	4.177	0.887	22.595	1.170	1.199